Property, Plant and Equipment - Disclosure of Detailed Information About Property, Plant and Equipment (Details) (Bendon Limited) - NZD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 4,054	$ 4,741	$ 4,277
Plant, Furniture, Fittings and Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	488	2,013	1,736
Plant, Furniture, Fittings and Motor Vehicles [Member] | At Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	26,461	27,801
Plant, Furniture, Fittings and Motor Vehicles [Member] | Accumulated Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(25,973)	(25,789)
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,566	2,728	$ 2,541
Leasehold Improvements [Member] | At Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	12,254	10,762
Leasehold Improvements [Member] | Accumulated Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (8,688)	(8,034)
Bendon Limited [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		4,741		$ 4,964	$ 6,209	$ 6,853	$ 5,340
Bendon Limited [Member] | Plant, Furniture, Fittings and Motor Vehicles [Member] | At Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		27,801		25,455	26,269	24,687
Bendon Limited [Member] | Plant, Furniture, Fittings and Motor Vehicles [Member] | Accumulated Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(25,788)		(23,182)	(22,855)	(21,176)
Bendon Limited [Member] | Plant, Furniture, Fittings and Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		2,013		2,273	3,414	3,511	1,038
Bendon Limited [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		2,728		2,691	2,795	3,342	$ 3,841
Bendon Limited [Member] | Leasehold Improvements [Member] | At Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		10,762		10,132	10,640	11,111
Bendon Limited [Member] | Leasehold Improvements [Member] | Accumulated Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ (8,034)		$ (7,441)	$ (7,845)	$ (7,769)